FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-3006

John Hancock Bond Trust
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  (Exact name of registrant as specified in charter)

101 Huntington Avenue
Boston, MA  02199
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  (Address of principal executive offices)

Victor Acker
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA  02199
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 1 800-225-5291

Date of Fiscal year-end: 5/31/2004

Date of reporting period: 7/1/2003 - 6/30/2004

   Item 1. Proxy Voting Record
   Account Number: 127212

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Air France (Societe) AKH  009119108  6/24/04  Annual
   1.00   Elect Jean-Cyril Spinetta MGMT YES FOR FOR
   2.00   Elect Jean-Francois Dehecq MGMT YES FOR FOR
   3.00   Elect Pierre Richard MGMT YES FOR FOR
   4.00   Elect Jean-Marc Espalioux MGMT YES FOR FOR
   5.00   Elect Patricia Barbizet MGMT YES FOR FOR
   6.00   Elect Leo M. van Wijk MGMT YES FOR FOR
   7.00   Elect Floris A. Maljers MGMT YES FOR FOR
   8.00   Elect Cornelis J.A. van Lede MGMT YES FOR FOR
   9.00   Elect William F. Duisenberg MGMT YES FOR FOR
   10.00   Approve Directors' Fees MGMT YES FOR FOR
   11.00   Authorize Legal Formalities MGMT YES FOR FOR

   American Pacific Corporation   028740108  3/9/04  Annual
   1.01   Elect Director Nominee - John R. Gibson MGMT YES FOR FOR
   1.02   Elect Director Nominee - David N. Keys MGMT YES FOR FOR
   1.03   Elect Director Nominee - Dean M. Willard MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   AMR Corp AMR  001765106  5/19/04  Annual
   1.01   Elect Gerard J. Arpey MGMT YES FOR FOR
   1.02   Elect John W. Bachmann MGMT YES FOR FOR
   1.03   Elect David L. Boren MGMT YES FOR FOR
   1.04   Elect Edward A. Brennan MGMT YES FOR FOR
   1.05   Elect Armando M. Codina MGMT YES FOR FOR
   1.06   Elect Earl G. Graves Sr. MGMT YES FOR FOR
   1.07   Elect Ann McLaughlin Korologos MGMT YES FOR FOR
   1.08   Elect Michael A. Miles MGMT YES WHOLD AGNST

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   1.09   Elect Philip J. Purcell MGMT YES FOR FOR
   1.10   Elect Joseph M. Rodgers MGMT YES FOR FOR
   1.11   Elect Judith Rodin MGMT YES FOR FOR
   1.12   Elect Roger T. Staubach MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Affirm Political Nonpartisanship SHLDR YES ABSTAIN AGNST
   4.00   Golden Parachutes SHLDR YES AGNST FOR

   Anthracite Capital AHR  037023108  5/25/04  Annual
   1.01   Elect Donald G. Drapkin MGMT YES FOR FOR
   1.02   Elect Carl F. Geuther MGMT YES FOR FOR
   1.03   Elect Leon T. Kendall MGMT YES FOR FOR
   1.04   Elect Clay G. Lebhar MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Chesapeake Energy CHK  165167107  6/4/04  Annual
   1.01   Elect Frank A. Keating MGMT YES FOR FOR
   1.02   Elect Tom L. Ward MGMT YES FOR FOR
   1.03   Elect Frederick B. Whittemore MGMT YES FOR FOR
   2.00   Increase Authorized Common Stock MGMT YES FOR FOR
   3.00   Increase Authorized Preferred Stock MGMT YES AGNST AGNST

   Chunghwa Telecom     6/25/04  Annual
   1.01   Approve Financial Statements MGMT YES FOR FOR
   1.02   Set Dividend/Allocate Profits MGMT YES FOR FOR
   2.01   Amend Articles--Technical MGMT YES FOR FOR
   2.02   Amend Articles--Technical MGMT YES FOR FOR
   2.03   Amend Articles--Technical MGMT YES FOR FOR
   2.04   Amend Meeting Procedures/Change Date MGMT YES FOR FOR
   2.05 Elect Supervisory Board/Corporate Assembly MGMT YES FOR FOR Election of Directors by Slate
   3.00 Elect Supervisory Board/Corporate Assembly MGMT YES FOR FOR Election of Directors by Slate
   4.00   Consider Other Business MGMT YES ABSTAIN AGNST

   Grey Wolf GW  397888108  5/11/04  Annual
   1.01   Elect James K.B. Nelson MGMT YES FOR FOR
   1.02   Elect Robert E. Rose MGMT YES FOR FOR

   Isle Of Capri Casinos ISLE  464592104  10/10/03  Annual
   1.00   Elect Directors MGMT YES FOR FOR
   2.00   Add Shares to Stock Option Plan MGMT YES AGNST AGNST
   3.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Kaiser Group Holdings   483059200  5/5/04  Annual
   1.00   Elect Director Nominee MGMT YES FOR FOR

   Kaiser Group Holdings   483059101  5/5/04  Annual
   1.00   Elect Director Nominee MGMT YES FOR FOR

   KLM Royal Dutch Airlines KLM  482516309  4/19/04  Special
   1.00   Amend Articles of Association MGMT YES FOR FOR
   2.00   Elect Supervisory Board/Corporate Assembly MGMT YES FOR FOR

   NII Holdings NIHD  62913F201  4/28/04  Annual
   1.01   Elect Steven P. Dussek MGMT YES FOR FOR
   1.02   Elect Steven M. Shindler MGMT YES FOR FOR
   2.00   Increase Authorized Common Stock MGMT YES FOR FOR
   3.00   Adopt Stock Option Plan MGMT YES AGNST AGNST
   4.00   Adjourn Meeting MGMT YES FOR FOR

   Northwest Airlines NWAC  667280101  4/23/04  Annual
   1.01   Elect Richard H. Anderson MGMT YES FOR FOR

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   1.02   Elect Richard C. Blum MGMT YES FOR FOR
   1.03   Elect Alfred A. Checchi MGMT YES FOR FOR
   1.04   Elect John M. Engler MGMT YES FOR FOR
   1.05   Elect Robert L. Friedman MGMT YES FOR FOR
   1.06   Elect Doris Kearns Goodwin MGMT YES WHOLD AGNST
   1.07   Elect Dennis F. Hightower MGMT YES FOR FOR
   1.08   Elect Frederic V. Malek MGMT YES FOR FOR
   1.09   Elect Vappalak A. Ravindran MGMT YES FOR FOR
   2.00   Redeem or Vote on Poison Pill SHLDR YES FOR AGNST

   Pathmark Stores Inc PTMK  70322A101  6/11/04  Annual
   1.01   Elect William J. Begley MGMT YES FOR FOR
   1.02   Elect Daniel H. Fitzgerald MGMT YES FOR FOR
   1.03   Elect Eugene M. Freedman MGMT YES FOR FOR
   1.04   Elect Bruce Hartman MGMT YES FOR FOR
   1.05   Elect James L. Moody Jr. MGMT YES FOR FOR
   1.06   Elect Eileen R. Scott MGMT YES FOR FOR
   1.07   Elect Frank G. Vitrano MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Pegasus Communications PGTV  705904605  12/1/03  Annual
   1.00   Elect Directors MGMT YES FOR FOR
   2.00   Approve Non-Technical Charter Amendm MGMT YES AGNST AGNST
   3.00   Approve Non-Technical Charter Amendm MGMT YES AGNST AGNST
   4.00   Amend Stock Option Plan MGMT YES AGNST AGNST
   5.00   Amend Stock Option Plan MGMT YES AGNST AGNST
       Add Shares to Stock Option Plan
   6.00   Amend Employee Stock Purchase Plan MGMT YES AGNST AGNST
   7.00   Approve Warrants Exercisable for Com MGMT YES FOR FOR

   Pinnacle Airlines PNCL  723443107  5/14/04  Annual
   1.01   Elect James E. McGehee Jr. MGMT YES FOR FOR
   1.02   Elect Philip H. Trenary MGMT YES FOR FOR
   1.03   Elect Robert A. Peiser MGMT YES FOR FOR
   2.00   Amend Stock Option Plan MGMT YES AGNST AGNST
       Add Shares to Stock Option Plan

   Plum Creek Timber PCL  729251108  5/4/04  Annual
   1.01   Elect Rick R. Holley MGMT YES FOR FOR
   1.02   Elect Ian B. Davidson MGMT YES FOR FOR
   1.03   Elect Robin Josephs MGMT YES FOR FOR
   1.04   Elect David D. Leland MGMT YES FOR FOR
   1.05   Elect John G. McDonald MGMT YES FOR FOR
   1.06   Elect Hamid R. Moghadam MGMT YES FOR FOR
   1.07   Elect John H. Scully MGMT YES FOR FOR
   1.08   Elect Stephen C. Tobias MGMT YES FOR FOR
   1.09   Elect Carl B. Webb MGMT YES FOR FOR
   2.01   Add Shares to Stock Option Plan MGMT YES AGNST AGNST
   2.02   Amend Stock Option Plan MGMT YES FOR FOR
   3.00   Ratify Selection of Auditors MGMT YES FOR FOR
   4.00   Endorse Ceres Principles SHLDR YES ABSTAIN AGNST

   Reliant Energy Inc RRI  75952B105  6/2/04  Annual
   1.01   Elect Laree E. Perez MGMT YES FOR FOR
   1.02   Elect William L. Transier MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Restrict Executive Compensation SHLDR YES AGNST FOR

   Sheffield Steel Corporation   821266103  9/17/03  Annual
   1.00   Elect Directors MGMT YES FOR FOR

   Sheffield Steel Corporation   821266202  9/17/03  Annual
   1.00   Elect Directors MGMT YES FOR FOR

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   Sunterra Corp SNRR  86787D208  6/15/04  Annual
   1.01   Elect Nicholas J. Benson MGMT YES FOR FOR
   1.02   Elect David Gubbay MGMT YES FOR FOR
   1.03   Elect Olof S. Nelson MGMT YES FOR FOR
   1.04   Elect James H. Dickerson Jr. MGMT YES FOR FOR
   1.05   Elect James A. Weissenborn MGMT YES FOR FOR
   1.06   Elect Charles F. Willes MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Increase Authorized Common Stock MGMT YES FOR FOR
   4.00   Add Shares to Stock Option Plan MGMT YES AGNST AGNST

   XM Satellite Radio Holdings XMSR  983759101  5/27/04  Annual
   1.01   Elect Gary M. Parsons MGMT YES FOR FOR
   1.02   Elect Hugh Panero MGMT YES FOR FOR
   1.03   Elect Nathaniel A. Davis MGMT YES FOR FOR
   1.04   Elect Thomas J. Donohue MGMT YES FOR FOR
   1.05   Elect Thomas G. Elliott MGMT YES WHOLD AGNST
   1.06   Elect George W. Haywood MGMT YES FOR FOR
   1.07   Elect Chester A. Huber Jr. MGMT YES FOR FOR
   1.08   Elect Jarl Mohn MGMT YES FOR FOR
   1.09   Elect Pierce J. Roberts Jr. MGMT YES FOR FOR
   1.10   Elect Jack Shaw MGMT YES FOR FOR

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.
   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust
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       (Registrant)


By _______________________________________________________________________
       (Signature & Title)


Date _____________________________________________________________________